AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON October 28, 1999

                                                              FILE NO. 33-39171
                                                                       811-5301
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                          [ ]

         Post-Effective Amendment No.       13                [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.                      30                [X]

                        (Check appropriate box or boxes.)

                               VARIABLE ACCOUNT I
                           (Exact Name of Registrant)

                           AIG Life Insurance Company
                               (Name of Depositor)

                      600 King Street, Wilmington, DE 19801
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                                            (302) 594-2978
               (Depositor's Telephone Number, including Area Code)

                              Robert Liguori, Esq.
                           AIG Life Insurance Company
                                 One Alico Plaza
                           Wilmington, Delaware 19899
                     (Name and Address of Agent for Service)

                                   Copies to:

         Michael Berenson, Esq.          and  Florence Davis, Esq.
         Jorden Burt Boros Cicchetti          American International Group, Inc.
         Berenson & Johnson                   70 Pine Street
         1025 Thomas Jefferson Street, N.W.   New York, NY  10270
         Washington, DC  200007-0805

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

 It is proposed that this filing will become effective (check appropriate box)
         ___ immediately  upon filing  pursuant to paragraph  (b) of Rule 485

         ___ on _____  pursuant to  paragraph  (b) of Rule 485

         ___ 60 days after filing pursuant to paragraph (a)(i) of Rule 485

          X  on May 1, 1999 pursuant to paragraph (a)(i) of Rule 485

         ___ 75 days after  filing  pursuant to paragraph  (a)(ii)

         ___ on ______ pursuant to paragraph (a)(ii) of Rule 485 If appropriate, check the following box:

         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         Registrant has declared that it registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 notice for its most recent fiscal year on March 30, 1998

                              CROSS REFERENCE SHEET
                             (required by Rule 495)

Item No.                                             Location

                            PART A

Item 1.  Cover Page                                  Cover Page
Item 2.  Definitions                                 Definitions
Item 3.  Synopsis                                    General Description
Item 4.  Condensed Financial Information             Condensed Financial
                                                     Information
Item 5.  General Description of Registrant,          Investment Options
         Depositor, and Portfolio Companies          Other Information
Item 6.  Deductions and Charges                      Charges and Deductions
Item 7.  General Description of Variable             The Contract
         Annuity Contracts
Item 8.  Annuity Period                              Annuity Payments
Item 9.  Death Benefit                               Death Benefit
Item 10. Purchases and Contract Value                Investment Options
Item 11. Redemptions                                 Access to Your Money
Item 12. Taxes                                       Taxes
Item 13. Legal Proceedings                           Legal Proceedings
Item 14. Table of Contents of the Statement of       Table of Contents of
         Additional Information                      the Statement of Additional
                                                     Information

                                     PART B

Item 15.  Cover Page                                 Cover Page
Item 16.  Table of Contents                          Table of Contents
Item 17.  General Information and History            General Information
Item 18.  Services                                   General Information/
                                                     Independent Accountants/
                                                     Legal Counsel
Item 19.  Purchase of Securities Being Offered       The Contract;
                                                     Charges and Deductions
                                                     (Part A)
Item 20.  Underwriters                               General Information/
                                                     Distributor
Item 21.  Calculation of Performance Data            Calculation of Performance
                                                     Data
Item 22.  Annuity Payments                           Annuity Provisions
Item 23.  Financial Statements                       Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                     PART A


                             [TRILOGY PROFILE LOGO]

THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING A VARIABLE ANNUITY. THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THE ACCOMPANYING PROSPECTUS WHICH DISCUSS THE TOPICS IN MORE DETAIL. THE VARIABLE ANNUITY IS MORE FULLY DESCRIBED IN THE PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY.

                                   MAY 1, 1999

================================================================
1.       VARIABLE ANNUITY
================================================================

A Variable Annuity contract is between you and AIG Life Insurance Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as providing you with retirement income. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings.

This Prospectus offers a choice of investment options. You may divide your money among any or all of the 22 variable investment options provided by Merrill Lynch Asset Management, L.P. and Alliance Capital Management, L.P. Your investment is not guaranteed. The value of your contract can fluctuate up or down based on the performance of the underlying investments you select, and you may experience a loss.

The variable investment portfolios offer professionally managed investment choices with goals ranging from capital preservation to aggressive growth. Your choices for the various investment options are found on the next page.

Like most deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. Your earnings are based on the investment performance of the variable investment portfolios to which your money is allocated and/or the interest rate earned on the fixed investment option. You may withdraw money from your contract during the Accumulation Phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. An IRS tax penalty may apply if you make withdrawals before age 59 1/2. The Income Phase begins with the Annuity Date that you select. During the Income Phase, you will receive payments from your annuity. Your payments may be fixed in dollar amount, vary with investment performance or a combination of both, depending on where your money is allocated. Among other factors, the amount of money you are able to accumulate in your contract during the Accumulation Phase will determine the amount of your payments during the Income Phase.



================================================================
2.       ANNUITY INCOME OPTIONS
================================================================

You can select one of the annuity income options listed below:

(1)      payments for your lifetime;
(2) payments for your lifetime, but for not less than 10 years; and (3) payments for your lifetime and your survivor's lifetime.

The company may offer other annuity income options, subject to our discretion.

You will need to decide if you want your payments to fluctuate with investment performance, remain constant or a combination of the two. You will also select the date on which your payments will begin. Once you begin receiving payments, you cannot change your annuity option. If your contract is part of a non-qualified retirement plan (one that is established with after tax dollars), payments during the Income Phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts which are part of a qualified retirement plan using before tax dollars, the entire payment is taxable as income.

================================================================
3.       PURCHASING A VARIABLE ANNUITY CONTRACT
================================================================

You can buy a contract through your financial representative, who can also help you complete the proper forms. The minimum initial investment if $2,000 and subsequent amounts of $1,000 or more may be added to your contract at any time during the Accumulation Phase.

================================================================
4.       INVESTMENT OPTIONS
================================================================

You may allocate money to the following variable investment portfolios of Merrill Lynch Variable Series Funds, Inc. or Alliance Variable Products Series Fund, Inc.

         The Merrill Lynch Fund
         (Managed by Merrill Lynch Asset Management, L.P.)

         Domestic Money Market
         Prime Bond
         High Current Income
         Quality Equity
         Special Value Focus
         Global Strategy Focus
         Basic Value Focus
         International Equity Focus
         Developing Capital Markets Focus
         Natural Resources Focus and
         Global Utility Focus

         The Alliance  Fund
         (Managed by Alliance Capital Management L.P.)

         Growth
         Growth and Income
         U.S.  Government/High  Grade Securities
         Global Dollar Government
         Premier Growth
         Total Return
         Quasar
         Real Estate  Investment
         Worldwide  Privatization
         High Yield and
         Technology

You may also elect Dollar Cost Averaging. (The 6-month DCA may not yet be available in your state. Please contact your financial representative for more information.) The interest rate may differ from time to time but we will never credit less than a 3% annual effective rate. Once established, the rate will not change during the selected period.

================================================================
5.       EXPENSES
================================================================

Each year, we deduct a $30 contract maintenance fee from your contract. This fee is waived if the value of your contract is at least $50,000. We also deduct insurance charges which equal 1.40% annually of the average daily value of your contract allocated to the variable portfolios. The insurance charges include Mortality and Expense Risk Fees, 1.25%, and Administrative Fees, 0.15%.

As with other professionally managed investments, there are also investment charges imposed on contracts with money allocated to the variable portfolios, which are estimated to range from 0.64% to 1.55%.

If you take money out in excess of the amount allowed for in your contract, you may be assessed a withdrawal charge which is a percentage of the money you withdraw. The percentage declines over a seven year period as follows:


Year              1      2       3       4       5        6        7       8+

Withdrawal
Charge            6%     6%      5%      5%      4%       3%       2%      None

Each year, you are allowed to make 12 transfers without charge. After your first 12 free transfers, a $10 transfer fee will apply to each subsequent transfer.

In a limited number of states, you may also be assessed a state premium tax of up to 3.5% depending upon the state.


================================================================
6.       TAXES
================================================================

Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a non-qualified contract (one that is established with after tax dollars) are deferred until they are withdrawn. In a qualified contract (one that is established with before tax dollars like an IRA), all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income rate. You may be subject to a 10% IRS tax penalty for distributions or withdrawals before age 591/2.

================================================================
7.       ACCESS TO YOUR MONEY
================================================================

You may withdraw free of a surrender charge an amount that is equal to the penalty-free earnings in your contract as of the date you make the withdrawal. If you participate in the Systematic Withdrawal Program, you may withdraw 10% of your total invested amount. The penalty-free earnings amount is calculated by taking the value of your contract on the day you make the withdrawal and subtracting your total invested amount. Your maximum free withdrawal amount is the greater of: (1) the penalty-free earnings or (2) 10% of your total invested amount that has been invested.

Withdrawals in excess of these limits will be assessed a withdrawal charge. Withdrawals maybe made from your contract in the amount of $500 or more. You may request a withdrawal in writing. Under systematic withdrawals, you must have at least $24,000 in contract value. The minimum withdrawal amount is $200.

After your money has been in the contract for seven full years, there are no withdrawal charges on that portion of the money that you have invested for at least seven full years. Of course, you may have to pay income tax and a 10% IRS tax penalty may apply if you are under age 591/2. Additionally, withdrawal charges are not assessed when a death benefit is paid.

================================================================
8. PERFORMANCE
================================================================
The value of your annuity will fluctuate depending upon the investment performance of the portfolio(s) you choose.

The following chart shows total returns for each portfolio for the time periods shown. These numbers reflect the insurance charges, the contract maintenance fee and the investment charges. Withdrawal charges are not reflected in the chart. Past performance is no guarantee of future results.*

                                                       Inception to
         The Merrill Lynch Fund                        1/31/98

         Domestic Money Market
         Prime Bond
         High Current Income
         Quality Equity
         Special Value Focus
         Global Strategy Focus
         Basic Value Focus
         International Equity Focus
         Developing Capital Markets Focus
         Natural Resources Focus and
         Global Utility Focus

         The Alliance  Fund

         Growth
         Growth and Income
         U.S.  Government/High  Grade Securities
         Global Dollar Government
         Premier Growth
         Total Return
         Quasar
         Real Estate  Investment
         Worldwide  Privatization
         High Yield and
         Technology

         * This information will be provided by a subsequent filing.
================================================================
9.       DEATH BENEFIT
================================================================

If you should die during the Accumulation Phase, your beneficiary will receive a death benefit. Unless you choose one or more of the optional death benefits, the Traditional Death Benefit will be paid. You may select from the death benefit options described below at the time you purchase your contract. Once we issue your contract, you cannot add death benefit options. You should discuss with your financial representative the options available to you and which option is best for you. The details are shown in the the prospectus.

Traditional Death Benefit

The death benefit is the greater of:


          (1)  the Contract Value; or

          (2) the total of all Premium paid, reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

          (3) the greatest of the Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender plus any premiums paid subsequent to that Contract Anniversary.

The Traditional Death Benefit will be paid if no other death benefit is in effect.


Optional Death Benefits

We charge for each optional death benefit.

Prior to determining the amount of any of the following Optional Death Benefits the Contract Value will be reduced by the accrued charges for the optional death benefit.

Annual Ratchet Plan

If You elected a death benefit payable under the Annual Ratchet Plan, We will pay the death benefit equal to the greatest of:

          (1)  the Contract Value; or

          (2) the total of all Premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

          (3) the greatest of the Contract Value at any Contract Anniversary reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender.

Equity Assurance Plan

If You selected the Equity Assurance Plan, We will pay a death benefit equal to the greatest of:

          (1)  Contract Value;

          (2)  greatest  of  the   Contract   Value  at  any  seventh   Contract
               Anniversary plus any Premiums subsequent to the Contract Anniversary reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

          (3)  an amount equal to (a) plus (b) where:

               (a) is equal to the total of all Premiums paid on or before the first contract Anniversary following:

Your 85th Birthday, adjusted for surrenders and then accumulated at the compound interest rates shown below for the complete years, not to exceed 10, from the date of receipt of each Premium to the earlier of the date of death or the first Contract Anniversary following Your 85th birthday:

     0% per annum if death occurs during the 1st through 24th month from the date of Premium payment;

     2% per annum if death occurs during the 25th through 48th month from the date of Premium payment;

     4% per annum if death occurs during the 49th through 72nd month from the date of Premium payment;

     6% per annum if death occurs during the 73rd through 96th month from the date of Premium payment;

     8% per annum if death occurs during the 97th through 120th month from the date of Premium payment;

     10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of Premium Payments; and

               (b) is equal to all Premiums paid after the first Contract Anniversary following Your 85th birthday, adjusted for surrenders.

Accidental Death Benefit

If you select the Accidental Death Benefit it will be paid in addition to any other death benefit option. The Accidental Death Benefit is not available if the Contract is used as an IRA. If you selected the Accidental Death Benefit, the accidental death benefit payable under this option will be equal to the lesser of:

     1.   the Contract Value as of the date the death benefit is determined; or

     2.   $250,000.

================================================================
10.      OTHER INFORMATION
================================================================

Right to Examine and Cancel: You may cancel your contract within ten days (or longer if your state requires a longer period) by mailing it to our Administrative Office. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the value of your contract (unless otherwise required by state law). Its value may be more or less than the money you initially invested.

Asset Rebalancing: If selected by you, this program seeks to keep your investment in line with your goals. We will maintain your specified allocation mix in the variable investment portfolios. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the quarter, Asset Rebalancing automatically reallocates according to the allocation percentages you selected. Your Contract Value must be at least $12,000 to elect this option.

Systematic Withdrawal Program: If selected by you, this program allows you to receive either monthly or quarterly withdrawals during the Accumulation Phase. Of course, withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2. Your Contract Value must be at least $24,000 to elect this option.

Dollar Cost Averaging: If selected by you, this program allows you to invest in the Portfolios gradually over time at a fixed dollar amount or a certain pecentage each month. This type of investing will cover various market cycles. Your Contract Value must be at least $12,000 to elect this option. The 6-month DCA may not be available in all states.

Confirmations and Quarterly Statements: You will receive a confirmation of each financial transaction within your contract. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your account values.

================================================================
11.       INQUIRIES
================================================================

If you have questions about your contract or need to make changes, call your financial representative or contact us at:

         AIG Life Insurance Company
         c/o Delaware Valley Financial Services
         300 Berwyn Park
         P.O. Box 3031
         Berwyn, PA  19312-0031
         Telephone Number 1-800-870-1453

                               TRILOGY PROSPECTUS
                                  MAY 1, 1999

                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                           AIG LIFE INSURANCE COMPANY
                                   through its
                               VARIABLE ACCOUNT I

This prospectus describes a variable annuity contract being offered to individuals and groups. It is a flexible premium, deferred annuity contract with a fixed investment option. Please read this prospectus carefully before investing and keep it for future reference.

The contract has twenty-three investment options to which you can allocate your money -- twenty-two variable investment options and one fixed investment option listed below. The fixed investment option is our guaranteed account which earns a minimum of 3% interest. The variable investment options are portfolios of the Merrill Lynch Variable Series Fund, Inc. or the Alliance Variable Products Series Fund, Inc.

         Merrill Lynch Fund
         (managed by Merrill Lynch Asset Management, L.P.)

         Domestic Money Market                  Basic Value Focus
         Prime Bond                             International Equity Focus
         High Current Income                    Developing Capital Markets Focus
         Quality Equity                         Natural Resources Focus
         Special Value Focus                    Global Utility Focus
         Global Strategy Focus

         Alliance  Fund
         (managed by Alliance Capital Management L.P.)

         Growth                                 Quasar
         Growth and Income                      Real Estate Investment
         U.S. Government/High Grade Securities  Worldwide Privatization
         Global Dollar Government               High Yield
         Premier Growth                         Technology
         Total Return

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on page the last paragraph of this prospectus. For a free copy of the SAI, call us at (800) 340-870-1453 or write to us at AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information which we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

=====================================================================
                                TABLE OF CONTENTS
=====================================================================

DEFINITIONS

FEE TABLES


THE CONTRACT


INVESTMENT OPTIONS


CHARGES AND DEDUCTIONS


ACCESS TO YOUR MONEY

ANNUITY PAYMENTS


DEATH BENEFIT


PERFORMANCE

TAXES


OTHER INFORMATION


FINANCIAL STATEMENTS

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A - CONDENSED FINANCIAL INFORMATION

=====================================================================
                                   DEFINITIONS
=====================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit - An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant - The person you designate whose life determines the duration of annuity payments involving life contingencies.

Annuity Date - The date on which annuity payments begin.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year - Each period of twelve months commencing with the date we issued your contract.

Owner - The person named as the owner in the contract or as later changed and who has all rights under the contract.

Premium Year - Any period of twelve months commencing with the date we receive a premium payment and ending on the same date in each succeeding twelve month period thereafter.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

=====================================================================
                                   FEE TABLES
=====================================================================

Owner Transaction Expenses

Sales Load...............................................................   None

Surrender Charge (as a percentage of premiums surrendered)
     Premium Year 1......................................................     6%
     Premium Year 2......................................................     6%
     Premium Year 3......................................................     5%
     Premium Year 4......................................................     5%
     Premium Year 5......................................................     4%
     Premium Year 6......................................................     3%
     Premium Year 7......................................................     2%
     Thereafter..........................................................   None

Transfer Fee
     First 12 Per Contract Year..........................................   None
     Thereafter..........................................................    $10

Contract Maintenance Fee (waived if account value is $50,000 or greater). $30/yr

Variable Account Expenses (as a percentage of average account value)
     Mortality and Expense Risk Charge...................................  1.25%
     Administrative Charge...............................................  0.15%
                                                                           =====
     Total Variable Account Annual Expenses..............................  1.40%

Annual Portfolio Expenses After Reimbursement(1)

                                          Management     Other           Total
                                            Fee        Expenses(2)      Expenses
Merrill Lynch Fund(3)

Domestic Money Market....................
Prime Bond...............................
High Current Income......................
Quality Equity...........................
Special Value............................
Global Strategy Focus....................
Basic Value Focus........................
International Equity Focus...............
Developing Capital Markets Focus.........
Natural Resources Focus..................
Global Utility Focus.....................

Alliance Fund(4)

Growth...................................
Growth and Income........................
U.S. Government/High Grade Securities....
Global Dollar Government.................
Premier Growth...........................
Total Return.............................
Quasar...................................
Real Estate Investment...................
Worldwide Privatization..................
High Yield...............................
Technology...............................

(1) No deduction will be made for any premium or other taxes levied by any state unless imposed by the state where you reside.

(2) Other expenses are based on the expenses outlined in the prospectuses for the Merrill Lynch Fund and the Alliance Fund.

(3) Total expenses for the following portfolios before reimbursement by the Merrill Lynch Fund's investment adviser for the period ended December 31, 1998, were as follows:

          [TO BE PROVIDED BY A SUBSEQUENT AMENDMENT TO THIS FILING]

(4) Total expenses for the following portfolios before reimbursement by the Alliance Fund's investment adviser for the period ended December 31, 1998, were as follows:

          [TO BE PROVIDED BY A SUBSEQUENT AMENDMENT TO THIS FILING]

Example

You would pay the following expenses on a $1,000 investment, assuming 5% growth:

                                                        If you surrender after:

                                          1 Year   3 Years   5 Years    10 Years
                                          ------   -------   -------    --------
Merrill Lynch Fund

Domestic Money Market...................
Prime Bond..............................
High Current Income.....................
Quality Equity..........................
Special Value...........................
Global Strategy Focus...................
Basic Value Focus.......................
International Equity Focus..............
Developing Capital Markets Focus........
Natural Resources Focus.................
Global Utility Focus....................

Alliance Fund

Growth..................................
Growth and Income.......................
U.S. Government/High Grade Securities...
Global Dollar Government................
Premier Growth..........................
Total Return............................
Quasar..................................
Real Estate Investment..................
Worldwide Privatization.................
High Yield..............................
Technology..............................

                                                 If you annuitize or you
do not surrender after:

                                          1 Year   3 Years   5 Years    10 Years
Merrill Lynch Fund                        ------   -------   -------    --------

Domestic Money Market....................
Prime Bond...............................
High Current Income......................
Quality Equity...........................
Special Value............................
Global Strategy Focus....................
Basic Value Focus........................
International Equity Focus...............
Developing Capital Markets Focus.........
Natural Resources Focus..................
Global Utility Focus.....................

Alliance Fund

Growth...................................
Growth and Income........................
U.S. Government/High Grade Securities....
Global Dollar Government.................
Premier Growth...........................
Total Return.............................
Quasar...................................
Real Estate Investment...................
Worldwide Privatization..................
High Yield...............................
Technology...............................

The purpose of the tables set forth in the example above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the variable account and the portfolios but do not reflect any deduction for premium taxes, if any. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Historical accumulation unit values are contained in Appendix A.

===================================================================
                                  THE CONTRACT
===================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. The income phase begins once you begin receiving annuity payments. If you die during the accumulation phase, we guarantee a death benefit to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option. The guaranteed option account is a fixed interest option that is part of our general account. Premium you allocate to the guaranteed option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3%. Your Contract Value in the guaranteed option account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

Premium is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment for both qualified and non-qualified contracts is $2,000. You may add premium payments of $1,000 or more to your contract at any time during the accumulation phase. You can pay scheduled subsequent premium of $100 or more per month by enrolling in an automatic investment plan.

We may refuse any premium. In general, we will not issue a contract to anyone who is over age made 85.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your initial premium among the investment options. We will allocate additional premium in the same way unless you tell us otherwise.

At the time of application, we must receive your initial premium at our Administrative Office before the contract will be effective. We will issue your contract and allocate your initial premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Administrative Office: Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312- 0031. You will receive your Contract Value on the day we receive your request which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your premium. If you cancel your contract during the right to examine period, we will return to you an amount equal to your premium payments less any withdrawals.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a premium, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of premium allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business on each day that the New York Stock Exchange ("NYSE") is open for trading.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The Statement of Additional Information contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the guaranteed account.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. Transfers as a result of dollar cost averaging or asset rebalancing are not counted against your twelve free transfers.

The minimum amount you can transfer is $1,000. You cannot make a partial transfer if, after the transfer, there would be less than $1,000 in the portfolio from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the funds will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

Dollar Cost Averaging

The contract has a feature which allows you to dollar cost average your allocations to the portfolios by authorizing us to make periodic allocations of Contract Value from either the money market portfolio or the guaranteed option to one or more of the other portfolios. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. It will result in the reallocation of Contract Value to one or more portfolios and these amounts will be credited at the Accumulation Unit value as of the Valuation Dates on which the exchanges are effected. The amounts exchanged from a portfolio will result in a debiting of a greater number of units when the Accumulation Unit value is low and a lower number of units when the Accumulation Unit value is high.

To elect dollar cost averaging, your Contract Value must be at least $12,000. You must send us a completed dollar cost averaging request form which is available from the Administrative Office. We will not consider your request unless your Contract Value is at least the required amount or the premium submitted is at least $12,000.

Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

In addition to the dollar cost averaging program described above, we also offer a six-month dollar cost averaging program that is available only for new premium payments of at least

$12,000. Either initial premium or subsequent premium payments are eligible for this program. You may not include existing Contract Value in the six-month dollar cost averaging program.

If you select this program, your premium will be allocated to the DCA account. The interest rate applicable to each account varies. Therefore, each premium allocation to the program may earn interest at a different rate. The full amount of the premium you allocate to the DCA account will be transferred on a monthly basis over a six-month period into portfolios you have selected. The minimum monthly amount that can be transferred from the DCA account is one-sixth of the premium allocated to it. You may not change the amount or frequency of transfers under this program.

The interest rate credited to the DCA account may be different from the interest rate credited to the guaranteed option. If the six-month dollar cost averaging program is terminated, we will automatically transfer any Contract Value remaining in the DCA account to the guaranteed account option.

The six-month dollar cost averaging program may not be available in your state. Please contact us for more information.

Amounts periodically transferred under either dollar cost averaging program are not counted against your twelve free transfers per Contract Year. You may not have dollar cost averaging and asset rebalancing in effect at the same time. We reserve the right to modify, suspend or terminate any dollar cost averaging program at any time.

Asset Rebalancing

Once your money has been allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your contract to return to your allocation percentages by selecting our asset rebalancing program. Rebalancing will be on a calendar quarter basis and will occur on the last business day of the quarter. The minimum amount of each rebalancing is $1,000.

A rebalancing is not counted against your twelve free transfers each Contract Year. You may not select dollar cost averaging and asset rebalancing at the same time. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

=====================================================================
                               INVESTMENT OPTIONS
=====================================================================

Variable Investment Options

Variable Account I

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds and Their Portfolios

The Merrill Lynch Fund and the Alliance Fund are mutual funds registered with the SEC. Each one may have additional portfolios that are not available under the contract.

Detailed information regarding management of the portfolios, investment objectives and policies, and investment advisory fees and other charges may be found in the relevant fund prospectus, which also contains a discussion of the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

Merrill Lynch Variable Series Fund, Inc.

Domestic Money Market Fund seeks preservation of capital, liquidity, and the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities.

Prime Bond Fund seeks to obtain as high a level of current income as is consistent with its investment policies and with prudent investment management, and capital appreciation to the extent consistent with the foregoing objective. It invests primarily in long-term corporate bonds rated in the top three ratings categories by established rating services.

High Current Income Fund seeks to obtain as high a level of current income as is consistent with its investment policies and with prudent investment management, and capital appreciation to the extent consistent with the foregoing objective. It invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality (commonly known as "junk bonds"). Because investment in such securities entails relatively greater risk of loss of income or principal, an investment in this portfolio may not be appropriate as the exclusive investment to fund a contract. In an effort to minimize risk, the High Current Income Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect it from widespread defaults during periods of sustained economic downturn.

Quality Equity Fund seeks to attain the highest total investment return consistent with prudent risk by employing a fully managed investment policy utilizing equity securities, primarily common stocks of large-capitalization companies, as well as investment grade debt and convertible securities.

Special Value Focus Fund seeks to attain long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management believes have special investment value and of emerging growth companies regardless of size. Such companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in such selection.

Global Strategy Focus Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed income securities of U.S. and foreign issuers.

Basic Value Focus Fund seeks to attain capital appreciation and, secondarily, income by investing in securities, primarily equities, that management believes are undervalued and therefore represent basic investment value. Particular emphasis is placed on securities which provide an above-average dividend return and sell at a below-average price/earnings ratio.

International Equity Focus Fund seeks to obtain capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States.

Developing Capital Markets Focus Fund seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets which means all countries other than the four countries having the largest equity market capitalizations. The portfolio has established no rating criteria for the debt securities in which it may invest, and will rely on management's judgment in evaluating the creditworthiness of an issuer of such securities. Because investment in such securities entails relatively greater risk of loss of income or principal, an investment in the portfolio may not be appropriate as the exclusive investment to fund a contract. In an effort to minimize the risk, the Developing Capital Markets Focus Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect it from widespread defaults during periods of sustained economic downturn.

Natural Resources Focus Fund seeks to attain long-term growth of capital and protection of the purchasing power of capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets.

Global Utility Focus Fund seeks to obtain capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of management, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

Alliance Variable Products Series Fund, Inc.

Growth Portfolio seeks long term growth of capital by investing primarily in common stock and other equity securities.

Growth and Income Portfolio seeks to balance the objectives of reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

U.S. Government/High Grade Securities Portfolio seeks a high level of current income consistent with preservation of capital by investing principally in a portfolio of U.S. government securities and other high grade debt.

Global Dollar Government Portfolio seeks a high level of current income by investing substantially all of its assets in U.S. and non-U.S. fixed income securities denominated only in U.S. Dollars. As a secondary objective, the portfolio seeks capital appreciation. Substantially all of the portfolio's assets will be invested in high yield, high risk securities that are low-rated (i.e., below investment grade), or of comparable quality and unrated, and that are considered to be predominately speculative.

Premier Growth Portfolio seeks growth of capital by employing aggressive investment policies. Since investments will be made based on their potential for capital appreciation, current income will be incidental to the objective of capital growth. The portfolio is not intended for investors whose principal objective is assured income or preservation of capital.

Total Return Portfolio seeks to achieve a high return through a combination of current income and capital appreciation by investing in a diversified portfolio of common and preferred stocks, senior corporate debt securities, and U.S. government and agency obligations, bonds and senior debt securities.

Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. It invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation.

Real Estate Investment Portfolio seeks total return on its assets from long-term growth of capital and from income principally by investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

Worldwide Privatization Portfolio seeks long-term capital appreciation by investing principally in equity securities issued by enterprises that are undergoing or have undergone privatization. The balance of the investment portfolio will include equity securities of companies that management believes are beneficiaries of the privatization process.

High Yield Portfolio seeks the highest level of current income available without assuming undue risk by investing principally in high-yielding fixed income securities. As a secondary objective, this portfolio seeks capital appreciation where consistent with its primary objective. Many of the high-yielding securities in which the High Yield Portfolio invests are rated in the lower rating categories (i.e., below investment grade). These securities, which are often referred to as "junk bonds," are subject to greater risk of loss of principal and interest than higher rated securities and are considered to be predominantly speculative.

Technology Portfolio seeks growth of capital through investment in companies expected to benefit from advances in technology. It invests principally in a diversified portfolio of securities of companies which use technology extensively in the development of new or improved products or processes.

Fixed Investment Option

The General Account

Premium you allocate to the guaranteed option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. All of the assets in the general account are chargeable with the claims of Owners as well as of our other creditors.

The Guaranteed Account Option

The guaranteed account is a fixed interest option. We credit money in the guaranteed account with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the guaranteed account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3%.

If you allocate premium to the guaranteed account, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the guaranteed account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

===================================================================
                             CHARGES AND DEDUCTIONS
===================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits which are described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for our obligation to make annuity payments, to provide the death benefit, and for assuming the risk that current  charges  will be  insufficient  in the  future  to  cover  the  cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. These expenses include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Optional Death Benefit Charges

If you elect an optional death benefit, we will assess a daily charge against the assets in the variable account equal to an annual charge as shown below.

Equity Assurance Plan

         Owner's Attained Age                     Annual Charge

                  0-59                                 0.07%
                  60+                                  0.20%

Annual Ratchet Plan                                    0.10%

Accidental Death Benefit                 0.05%

Surrender Charge

If you surrender your contract prior to the Annuity Date during the first seven years after a premium payment, we will assess a surrender charge as a percentage of premium withdrawn as shown below:


Premium Year        1     2     3      4      5      6      7     Thereafter
Surrender Charge    6%    6%    5%     5%     4%     3%     2%       0%

For purposes of calculating the surrender charge, we treat surrenders as coming from the oldest premiums first (i.e., first-in, first-out). However, we will not assess a surrender charge on amounts of a partial surrender equal to the greater of:

     (1)  the Contract Value less premium paid, or

     (2) up to 10% of premium paid, less the amount of any prior surrender [and any accrued charges for optional death benefits].

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial surrender, we will deduct the surrender charge, if any, pro rata from the remaining value in your contract. If insufficient value remains in your contract, then we will deduct the surrender charge from the amount you are to receive as a result of your surrender request. Likewise, we will deduct a surrender charge on a full surrender from the amount you are to receive.

Contract Maintenance Fee

During the accumulation phase, we will deduct a contract maintenance fee of $30 from your contract on each Contract Anniversary. We will not increase this fee. It compensates us for expenses incurred to establish and maintain your contract. If you surrender the entire value of your contract, the contract maintenance fee will be deducted prior to the surrender.

We do not deduct the contract maintenance fee if your Contract Value is $50,000 or more when the deduction is to be made.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by state or local law. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of premiums paid. These taxes are due either when premium is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you surrender the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectuses for the Merrill Lynch Fund and the Alliance Fund and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the surrender charge or the administrative charge or change the minimum premium requirement when the contract is sold to groups of individuals under circumstances which reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

          (1)  the size of the group;

          (2)  the total amount of premium we expect to receive from the group;

          (3) the nature of the purchase and the persistency we expect in that group;

          (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

          (5) any other circumstances which we believe to be relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the surrender charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

===================================================================
                              ACCESS TO YOUR MONEY
===================================================================

Generally

Contract Value is available in the following ways:

          o by surrendering all or part of your Contract Value during the accumulation phase;

          o    by receiving annuity payments during the income phase;

          o    when a death benefit is paid to your beneficiary.

Generally, surrenders are subject to a surrender charge, a contract maintenance fee and, if it is a full surrender, premium taxes. Surrenders may also be subject to income tax and a penalty tax.

To make a surrender you must send a written request to our Administrative Office. We will calculate your surrender as of the end of the Valuation Period during which we receive your complete and detailed request. For a surrender of your entire Contract Value, you must also send us your contract.

Under most circumstances, partial surrenders must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the surrender. If the Contract Value would be less than $2,000 as a result of a surrender, we may cancel the contract. Unless you provide us with different instructions, partial surrenders will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a surrender for an undetermined period of time when:

          o the NYSE is closed (other than a customary weekend and holiday closings);

          o    trading on the NYSE is restricted;

          o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

          o    the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly or quarterly basis. You may change the amount or frequency of withdrawals under the program once per Contract Year. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Surrender charges are not imposed on withdrawals under this program nor is there any charge for participating in this program. You may not elect this program if you have made a partial surrender earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial surrenders you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the guaranteed option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the guaranteed option.

The systematic withdrawal program may be canceled at any time by written request or automatically by us if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your Contract is issued in connection with an individual retirement annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your Contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

===================================================================
                                ANNUITY PAYMENTS
===================================================================

Generally

Beginning on the Annuity Date, you will receive regular annuity payments. You may choose to receive annuity payments that are fixed, variable or a combination of fixed and variable. We make annuity payments on a monthly, quarterly, semiannual or annual basis.

You select the Annuity Date, which must be the first day of a month and must be at least one year after we issue your contract. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the annuitant's 90th birthday. Certain states may require that annuity payments begin prior to such date and we will comply with those requirements.

The Annuitant is the person on whose life annuity payments are based. You may change the Annuitant at any time prior to the Annuity Date. If you are not the Annuitant and the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.

Annuity Options

The contract offers three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. If you do not choose an annuity option, annuity payments will be made in accordance with option 2 for 10 years. If the annuity payments are for joint lives, then we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. Likewise, if your annuity payments would be less than $100 a month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100. We will make annuity payments to you unless you designate another person to receive them. In that case, you must notify us in writing at least thirty days before the Annuity Date. You will remain fully responsible for any taxes related to the annuity payments.

Option 1 - Life Income

Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Annuity with 10 Years Guaranteed

This option is similar to option 1 above, with the additional guarantee that payments will be made for a period you select of at least 10 years. Under this option, if the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period..

Option 3 - Joint and Last Survivor Income

Under this option, we will make annuity payments as long as either the Annuitant or a contingent annuitant is alive. If your Contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive..

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

          o    your Contract Value in the portfolios on the Annuity Date;

          o the 5.0% assumed investment rate used in the annuity table for the contract;

          o    the performance of the portfolios you selected;

          o    the Annuity Option you selected.

If the actual performance exceeds the 5.0% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5.0%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

===================================================================
                                  DEATH BENEFIT
===================================================================

Death of Owner Before the Annuity Date

If you (or a joint owner) dies before the Annuity Date, the death benefit is payable to the beneficiary. The value of the death benefit will be determined as of the date we receive proof of death in a form acceptable to us. If ownership was changed from one natural person to another natural person, the death benefit will equal the Contract Value. A surviving spouse designated as the beneficiary can elect to continue the contract and become the Owner. The amount of the death benefit to be paid is determined by the death benefit option selected at the time of application and is calculated in accordance with the terms of that option as described below. The amount of the death benefit will never be less than the traditional death benefit. If you selected both the annual ratchet plan and the equity assurance plan, the death benefit will be the greatest of the traditional death benefit, the annual ratchet plan, or the equity assurance plan. The accidental death benefit, if applicable, will be paid in addition to any other benefit. All death benefit options may not be available in all states.

Traditional Death Benefit

Under the traditional death benefit, we will pay the amount equal to the greatest of:

          (1)  the Contract Value;

          (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or
                                                       25

          (3) the greatest of the Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid unless you selected an optional death benefit has been selected.

Optional Death Benefits

Prior to determining the amount of any of the following optional death benefits, the Contract Value will be reduced by the accrued charge for the optional death benefit if, as of the date of death, the accrued charge had not yet been deducted.

Annual Ratchet Plan.  We will pay a death benefit equal to the greatest of:

          (1)  the Contract Value;

          (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract value was reduced on the date of a surrender; or

          (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The annual ratchet plan will be in effect if:

          (1)  you select it on the application; and

          (2)  the charge for the annual ratchet plan is shown in your contract.

The annual ratchet plan will cease to be in effect upon our receipt of your written request to discontinue it.

Equity Assurance Plan.  We will pay a death benefit equal to the greatest of:

          (1)  the Contract Value;

          (2) the greatest Contract Value at any seventh Contract Anniversary, plus any Premiums subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

          (3)  an amount equal to (a) plus (b) where:

                  (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

                         o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

                         o   2% per  annum  if  death  occurs  during  the  25th
                             through   48th  month  from  the  date  of  premium
                             payment;

                         o   4% per  annum  if  death  occurs  during  the  49th
                             through   72nd  month  from  the  date  of  premium
                             payment;

                         o   6% per  annum  if  death  occurs  during  the  73rd
                             through   96th  month  from  the  date  of  premium
                             payment;

                         o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

                         o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payments; and

                  (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below.

In determining the death benefit, for each surrender a proportionate reduction will be made to each premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to the surrender.

The Equity Assurance Plan will be in effect if:

          (1)  you select it on the application;

          (2) the charge for the equity assurance plan is shown in your contract.

The equity assurance plan will cease when we receive your written request to discontinue it or upon the allocation of Contract Value to either the money market portfolio or guaranteed option unless such allocation is made as part of dollar cost averaging.

Accidental Death Benefit

If you selected the accidental death benefit at the time of application, it will be paid in addition to the traditional or optional death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:

          (1)  the  Contract   Value  as  of  the  date  the  death  benefit  is
               determined; or

          (2)  $250,000.

The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident which caused the injury.

The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

          o    suicide  or  attempted   suicide,   while  sane  or  insane,   or
               intentionally self-inflicted
                  injuries;

          o sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

          o injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

          o    declared or undeclared war or any act thereof; or

          o    service in the military, naval or air service of any country.

The accidental death benefit will be in effect if:

          (1)  you select it on the Application; and

          (2) the charge for the accidental death benefit is shown in your contract.

The accidental death benefit will cease to be in effect upon the Contract anniversary following your 75th birthday, or upon our receipt of your written request to discontinue.

Payment to Beneficiary

Upon your death if prior to the Annuity Date, the beneficiary may elect the death benefit to be paid as follows:

          (1) payment of the entire death benefit within five years of the date of the your death; or

          (2)  payment  over  the   beneficiary's   lifetime  with  distribution
               beginning within one year of your date of death; or

If no payment option is elected within sixty days of our receipt of proof of your death, a single sum settlement will be made at the end of the sixty-day period following such receipt. Upon payment of a death benefit, the contract will end.

Death of Owner After the Annuity Date

If you are not the Annuitant, and if your death occurs on or after the Annuity Date, no death benefit will be payable under the contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death. If the Contract is not owned by an individual, the Annuitant shall be treated as the Owner and any change of the named Annuitant will be treated as if the Owner died.

Death of Annuitant

Before the Annuity Date

If you are not the Annuitant, and if the Annuitant dies before the Annuity Date, you may name a new Annuitant. If you do not name a new Annuitant within sixty days after we are notified of the Annuitant's death, we will deem you to be the new Annuitant.

After the Annuity Date

If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

================================================================
                                   PERFORMANCE
================================================================

Occasionally, we may advertise certain performance related information concerning one or more of the portfolios, including total return and yield information. A portfolio's performance information is based on the portfolio's past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a portfolio, it will usually be calculated for one, five, and ten year periods or, where a portfolio has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a portfolio at the beginning of the relevant period to the value of the investment at the end of the period. That assumes the deduction of any surrender charge that would be payable if the account were redeemed at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not assume a surrender and, therefore, do not deduct a surrender charge.

When we advertise the yield of a portfolio we will calculate it based upon a given thirty day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market portfolio we may advertise the yield or the effective yield in addition to the total return. The yield of the money market portfolio refers to the income generated by an investment in that portfolio over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Total return at the variable account level is lower than at the underlying fund level since it is reduced by all contract charges (surrender charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Likewise, yield and effective yield at the variable account level are lower than at the fund level since the variable account level total return affects all recurring charges (except surrender charge).

Performance information for a portfolio may be compared to:

          (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

          (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

          (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

          (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.



================================================================
                                      TAXES
================================================================

Introduction

The following discussion of Federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of Federal income taxes as they relate to the funds, please see the accompanying fund prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Annuity Contracts in General

The Internal Revenue Code (the "IRC") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained further below.

If you do not purchase your contract under a retirement arrangement entitled to favorable Federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable Federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-qualified Contracts

If you make a withdrawal from a non-qualified contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of premium, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your premium will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

         (1)      after you reach age 59 1/2;

         (2)      to your beneficiary after you die;

         (3)      after you become disabled;

         (4) in a series of substantially equal installments made not less frequently than annually under a lifetime annuity; or

         (5)      under an immediate annuity.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal and the excess of the Contract Value over total premium will be taxed as ordinary income. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for Federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the premium) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of an owner of an annuity, certain distributions must be made under the contract:

     o If any Owner dies on or after the Annuity Date, and before the entire interest in the Contract has been distributed, the remaining portion will be distributed at least as quickly as the method in effect on the Owner's death;

     o If any Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

     o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

     o If the beneficiary is the spouse of the Owner, the contract may be continued in the name of the spouse as Owner.

     o If the Owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the Owner. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner.

Section 1035 Exchanges

IRC Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

TAX TREATMENT OF DISTRIBUTIONS -- QUALIFIED CONTRACTS

If you purchase your Contract under a tax-favored retirement plan or account, your Contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

     o    Individual Retirement Annuities ("IRAs");

     o    Roth IRAs;

     o Tax Deferred Annuities (governed by IRC Section 403(b) and referred to as "403(b) Plans");

     o    Keogh Plans; and

     o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings; and therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2. Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

IRC Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of IRC Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the Owner reaches 70 1/2, and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered in connection with an IRA by this Prospectus are not available in all states. The Accidental Death Benefit option is not available when contracts are issued in connection with an IRA.

Roth IRAs

IRC Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a regular IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includible in gross income for Federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) plan. IRC Section 403(b) imposes certain restrictions on your ability to make partial surrenders from a contract used in connection with a 403(b) Plan, if attributable to premium paid under a salary reduction agreement. Specifically, an Owner may make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the premium paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered in connection with a 403(b) Plan by this Prospectus are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to Federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

WITHHOLDING

We are required to withhold Federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of Federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================
                                OTHER INFORMATION
================================================================

AIG Life Insurance Company

We are a stock life insurance company operating under the laws of the state of Delaware. We were incorporated in 1962. Our principal business address is One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American
International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding portfolio you have Contract Value. The number of portfolio shares which are attributable to you is determined by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. The number of votes which you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to Owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the guaranteed option.

Shares of the funds may be sold only to separate accounts of life insurance companies. They may be sold to our other separate accounts, as well as to separate accounts of other affiliated or unaffiliated life insurance companies, to fund variable annuity contracts and variable life insurance policies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a fund simultaneously. Although neither we nor the funds currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity owners, each fund's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If a material irreconcilable conflict were to occur, we will take whatever steps are deemed necessary, at our expense, to remedy or eliminate the irreconcilable material conflict. As a result, one or more insurance company separate accounts might withdraw their investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Distribution of the Contract

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 80 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly-owned subsidiary of AIG. Commissions not to exceed 7% of premiums will be paid to entities which sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Under the Glass-Steagall Act and other laws, certain banking institutions may be prohibited from distributing variable annuity contracts. If a bank were to be prohibited from performing certain agency or administrative services and from receiving fees from AIGESC, Owners who purchased contracts through the bank would be permitted to retain their contracts and alternate means for servicing those Owners would be sought. It is not expected, however, that Owners would suffer any loss of services or adverse financial consequences as a result of any of these occurrences.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of Owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Year 2000 Readiness

The Year 2000 issue arises from computer programs being written using two digits rather than four digits to define the applicable year. This could result in a failure of the information technology systems (IT systems) and other equipment containing imbedded technology (non-IT systems) in the year 2000, causing disruption of the operations of AIG, as well as its lessees, vendors, or business partners. We are a subsidiary of AIG.

AIG has developed a plan to address the Year 2000 issue as it affects AIG's internal IT and non- IT systems, and to assess Year 2000 issues relating to third parties with whom AIG has critical relationships.

The plan for addressing internal systems includes an assessment of internal IT and non-IT systems and equipment affected by the year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified affected systems and equipment; and internal certification that each internal system is Year 2000 compliant. AIG has remediated, tested and returned to production substantially all of its internal IT systems. AIG continues to remediate and test internal non-IT systems and expects to complete remediation by mid-1999.

AIG has also initiated formal communications with respect to the Year 2000 issue to those third parties which have significant interaction with AIG. Currently, AIG is unable to ascertain whether all such third parties will successfully address the Year 2000 issue, particularly those third parties outside the United States where it is believed that remediation efforts relating to the year 2000 issue may be less advanced. While AIG expects to have no interruption of operations as a result of internal IT and non-IT systems, significant uncertainties remain about the effect on AIG of third parties who are not Year 2000 compliant. AIG will continue to monitor third party Year 2000 issue readiness to determine whether additional or alternative measures may be necessary. Such measures may include the selection of alternate third parties or other actions designed to mitigate the effects of a third party's lack of preparedness. There can be no assurance that unresolved Year 2000 issues of third parties will not have a material adverse impact on AIG's results of operations, financial condition or liquidity. AIG is considering the effects of Year 2000 related failures on its business and, as the most reasonably likely worst case scenarios become more clearly identified, AIG will develop appropriate contingency plans.

Legal Proceedings

There are no pending legal proceedings which, in our judgment, are material with respect to the variable account.

================================================================
                              FINANCIAL STATEMENTS
================================================================

Financial statements of AIG Life Insurance Company and of the variable account are included in the SAI which may be obtained without charge by calling (800) 870-1453 or writing to AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

================================================================
                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
================================================================


General Information..................................
      AIG Life Insurance Company.....................
      Independent Accountants........................
      Legal Counsel..................................
      Distributor....................................

CALCULATION OF PERFORMANCE DATA......................

Annuity Provisions...................................

      Variable Annuity Payments......................
      Annuity Unit Value.............................
      Net Investment Factor..........................
      Additional Provisions..........................

FINANCIAL STATEMENTS.................................

===============================================================
                                   APPENDIX A
================================================================

                                       CONDENSED FINANCIAL INFORMATION
                                          ACCUMULATION UNIT VALUES*


                                                     1998     1997     1996     1995    1994     1993   1992
Merrill Lynch Fund

Domestic Money Market................................
Prime Bond...........................................
High Current Income..................................
Quality Equity.......................................
Special Value Focus..................................
Global Strategy Focus................................
Basic Value Focus....................................
International Equity Focus...........................
Developing Capital Markets Focus.....................
Natural Resources Focus..............................
Global Utility Focus.................................


Alliance  Fund

Growth...............................................
Growth and Income....................................
U.S. Government/High Grade Securities................
Global Dollar Government.............................
Premier Growth.......................................
Total Return.........................................
Quasar...............................................
Real Estate Investment...............................
Worldwide Privatization..............................
High Yield...........................................
Technology...........................................


*  Funds were first invested in the portfolios as listed below:

         Merrill Lynch Fund

         Domestic Money Market                          February 2, 1998
         Prime Bond                                     February 2, 1998
         High Current Income                            February 2, 1998
         Quality Equity                                 February 2, 1998
         Special Value Focus                            February 2, 1998
         Global Strategy Focus                          February 2, 1998
         Basic Value Focus                              February 2, 1998
         International Equity Focus                     February 2, 1998
         Developing Capital Markets Focus               February 2, 1998
         Natural Resources Focus                        February 2, 1998
         Global Utility Focus                           February 2, 1998


         Alliance  Fund

         Growth                                         August 12, 1994
         Growth and Income                              April 16, 1992
         U.S. Government/High Grade Securities          June 14, 1993
         Global Dollar Government                       May 26, 1994
         Premier Growth                                 December 7, 1992
         Total Return                                   September 12, 1994
         Quasar                                         August 15, 1996
         Real Estate  Investment                        January 7, 1997
         Worldwide  Privatization                       October 17, 1994
         High Yield                                     September 9, 1997
         Technology                                     January 22, 1996

                                     PART B



                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1999

                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                           AIG LIFE INSURANCE COMPANY
                                   through its
                               VARIABLE ACCOUNT I


This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus describing the flexible premium, deferred annuity contract. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus dated May 1, 1999, call us at (800) 255-8402 or write to us at AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

=====================================================================
                                TABLE OF CONTENTS
=====================================================================


GENERAL INFORMATION...........................................................
     AIG Life Insurance Company...............................................
     Independent Accountants..................................................
     Legal Counsel............................................................
     Distributor..............................................................
     Potential Conflicts......................................................

CALCULATION OF PERFORMANCE DATA...............................................
     Yield and Effective Yield Quotations for the Money Market Subaccount.....
     Yield Quotations for Other Subaccounts...................................
     Total Return Quotations..................................................
     Non-Standardized Performance Data........................................

ANNUITY PROVISIONS............................................................
     Variable Annuity Payments................................................
     Annuity Unit Value.......................................................
     Net Investment Factor....................................................
     Additional Provisions....................................................

FINANCIAL STATEMENTS..........................................................

=====================================================================
                               GENERAL INFORMATION
=====================================================================

AIG Life Insurance Company

A description of AIG Life Insurance Company and its ownership is contained in the prospectus. We will provide for the safekeeping of the assets of Variable Account I.

Independent Accountants

Our  financial  statements  have been  audited by  PricewaterhouseCoopers,  LLP,
independent   certified  public  accountants,   whose  offices  are  located  in
Philadelphia, Pennsylvania.

Legal Counsel

Legal matters relating to the federal securities laws in connection with the contract described herein and in the prospectus are being passed upon by Jorden Burt Boros Cicchetti Berenson & Johnson LLP, Washington, D.C.

Distributor

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), a wholly owned subsidiary of American International Group, Inc., acts as the distributor. Commissions are paid by Variable Account I directly to selling dealers and representatives on behalf of AIGESC. Aggregate commissions were $__________ in 1998, $_________ in 1997, and $__________ in 1996. Commissions retained by AIGESC were $___________ in 1998, $193,263.91 in 1997, and $83,483 in 1996.

Potential Conflicts

Shares of the funds may be sold only to separate accounts of life insurance companies. They may be sold to our other separate accounts, as well as to separate accounts of other affiliated or unaffiliated life insurance companies, to fund variable annuity contracts and variable life insurance policies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a fund simultaneously. Although neither we nor the funds currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity owners, each fund's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If a material irreconcilable conflict were to occur, we will take whatever steps are deemed necessary, at our expense, to remedy or eliminate the irreconcilable material conflict. As a result, one or more insurance company separate accounts might withdraw their investments in the fund. This might force the fund to sell securities at disadvantageous prices.

=====================================================================
                         CALCULATION OF PERFORMANCE DATA
=====================================================================

Yield and Effective Yield Quotations for the Money Market Subaccount

The yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account I included in the registration statement. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Any effective yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account I included in the registration statement and will be carried at least to the nearest hundredth of one percent. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

               Effective Yield = [(Base Period Return + 1)365/7]-1

For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the money market subaccount's mean account size. The yield and effective yield quotations do not reflect the surrender charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract and whether withdrawals had been previously made during that Contract Year. No deductions or sales loads are assessed upon annuitization under the contract. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the money market subaccount and the corresponding portfolio are excluded from the calculation of yield.

Yield Quotations for Other Subaccounts

Yield quotations will be based on the thirty-day period ended on the date of the most recent balance sheet of Variable Account I included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                           Yield = 2[(a - b + 1)6 - 1]
                                                              cd

     Where: a = net investment  income earned during the period by the portfolio attributable to shares owned by the Subaccount.

            b = expenses accrued for the period (net of reimbursements)

            c = the average  daily  number of  Accumulation  Units  outstanding during the period.

            d = the maximum  offering price per  Accumulation  Unit on the last day of the period

Yield quotations for a subaccount reflect all recurring contract charges (except surrender charge). For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

A surrender charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract, and whether withdrawals had previously been made during that Contract Year.

Total Return Quotations

The total return quotations for all of the subaccounts will be average annual total return quotations for the one, five, and ten year periods (or, where a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of Variable Account I and for the period from the date monies were first placed into the subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                            P(1+T)n = ERV

Where:            P = a hypothetical initial payment of $1,000

                  T = average annual total return

                  n = number of years

                  ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

The total return quotations reflect all recurring contract charges and assume a total surrender at the end of the particular period. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

Non-Standardized Performance Data

Total Return Quotations

Non-standardized total return quotations for all of the subaccounts other than the money market subaccount will be average annual total return quotations for the one, five, and ten year periods (or, where a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of Variable Account I and for the period from the date monies were first placed into the subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                            P(1+T)n = ERV

Where:            P = a hypothetical initial payment of $1,000

                  T = average annual total return

                  n = number of years

                  ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

Non-standardized total return quotations reflect all recurring contract charges. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size. The calculations do not, however, assume a total surrender as of the end of the particular period and, therefore, no surrender charge is reflected.

Tax Deferred Accumulation

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax deferred compounding on Variable Account I's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the contract or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.

In general, individuals who own annuity contracts are not taxed on increases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation phase, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The chart shows accumulations on an initial investment or premium of a given amount, assuming hypothetical gross annual returns compounded annually, and a stated assumed rate. The values shown for the taxable investment do not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity in a chart reflect the deduction of contractual expenses such as the 1.25% mortality and expense risk charge, the 0.15% administrative charge, and the $30 contract maintenance fee, but not the expenses of an underlying investment vehicle. In addition, these values assume that the Owner does not surrender the contract or make any partial surrenders until the end of the period shown. The chart assumes a full surrender at the end of the period shown and the payment of taxes at the 31% rate on the amount in excess of the premium.

In developing tax-deferral charts, we will follow these general principles:

         (1)      the assumed rate of earnings will be realistic;

         (2) the chart will depict accurately the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges;

         (3) comparative charts for accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender; and

         (4) a narrative accompanying the chart will disclose prominently that there may be a 10% tax penalty on a surrender by an Owner who has not reached age 59 1/2.

The rates of return illustrated are hypothetical and are not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers.

=====================================================================
                               ANNUITY PROVISIONS
=====================================================================

Variable Annuity Payments

A variable annuity is an annuity with payments which are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. At the Annuity Date, the Contract Value in each subaccount will be applied to the applicable annuity tables contained in the contract. The annuity table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to contract will provide a larger income than that guaranteed for the same form of annuity under the contract, the larger amount will be paid.

The first annuity payment for each subaccount is determined by multiplying the amount of the Contract Value allocated to that subaccount by the factor shown in the table for the option selected, divided by 1000. The dollar amount of subsequent annuity payments is determined as follows:

         (a) The dollar amount of the first annuity payment is divided by the Annuity Unit value as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

         (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period fourteen days prior to the date of payment.

The total  dollar  amount of each  variable  annuity  payment  is the sum of all
subaccount   variable   annuity   payments  less  the  pro-rata  amount  of  the
administrative charge.

Annuity Unit Value

The value of an Annuity Unit for each subaccount was arbitrarily set initially at $10. This was done when the first portfolio shares were purchased. The Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

          o (a) is the net investment factor for the Valuation Period for which the Annuity Unit value is being determined; and

          o    (b) is the assumed investment factor for such Valuation Period.

The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

The net investment factor is used to determine how investment results of a portfolio affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

          o    (a) is equal to:

               (i) the net asset value per share of the portfolio held in the subaccount determined at the end of that Valuation Period, plus

               (ii) the  per  share  amount  of any  dividend  or  capital  gain distribution made by the portfolio held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

               (iii)a per  share  charge  or  credit,  which we  determine,  for changes in tax reserves resulting from investment operations of the subaccount.

          o    (b) is equal to:

               (i) the net asset value per share of the portfolio held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

               (ii) the  per  share  charge  or  credit  for any  change  in tax reserves for the prior Valuation Period.

          o    (c) is equal to:

               (i) the percentage factor representing the mortality and expense risk charge, plus

               (ii) the  percentage  factor   representing  the   administrative
                    charge.

The net investment factor may be greater or less than the assumed investment factor. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Additional Provisions

We may require proof of the age of the Annuitant before making any life annuity payment provided for by the contract. If the age of the Annuitant has been misstated, we will compute the amount payable based on the correct age. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 5%. Any overpayments, including interest at the annual rate of 5%, unless repaid to us in one sum, will be deducted from future annuity payments until we are repaid in full.

If a contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

We will give the payee under an annuity payment option a settlement contract for the payment option.

You may assign the contract prior to the Annuity Date. You must send a dated and signed written request to our Administrative Office accompanied by a duly executed copy of any assignment. We are not responsible for the validity of any assignment.

=====================================================================
                              FINANCIAL STATEMENTS
=====================================================================

Our financial statements and those of Variable Account I are included herein. Our financial statements shall be considered only as bearing upon our ability to meet our obligations under the contract.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

a.   Financial Statements to be filed by a subsequent amendment

b.   Exhibits

     1. Certificate of Resolution for AIG Life Insurance Company dated June 5, 1986, authorizing the issuance and sale of variable and fixed annuity contracts.*

     2.   N/A

     3. (a) Principal Underwriter's Agreement between AIG Life Insurance Company and American International Fund Distributors, dated August 1, 1988;*

          (b) Broker/Dealer Agreement between AIG Life Insurance Company and American International Fund Distributors, dated August 1, 1988;*

          (c) Selling Agreement between AIG Life Insurance Company, American International Life Assurance Company of New York and AIG Equity Sales Corporation, dated October 1998*

          (d) Distribution Agreement between, AIG Life Insurance Company, American International Life Assurance Company of New York and Alliance Fund Distributors, dated June 11, 1991;*

          (e) Buy Sell Agreement between AIG Life Insurance Company and Alliance Variable Products Series Fund and Alliance Capital Management, L.P., dated June 11, 1991*

     4. (a) Form of Individual Variable Annuity Single Purchase Payment Policy (45648 - 4/87)*

          (b)  Form of Individual Variable Annuity Policy (11VAN0896)*

          (c)  Form of Group Variable Annuity Policy (11VAN0896GP)*

          (d)  Form of Variable Annuity Certificate of Coverage(16VAN0896)*

     5.   (a) Form of variable annuity application (14VAN897)*

          (b)  Form of Flexible Variable Annuity application (56778 11/96)*

          (c)  Form of Single Variable Annuity application (52970 11/96)*

          (d)  Form of Group Variable Annuity application (56451 11/96)*

     6. (a) By-Laws of AIG Life Insurance Company as amended through December 31, 1991;*

          (b) Certificate of Incorporation of AIG Life Insurance Company, dated December 31, 1991*

          (c) Restated Certificate of Incorporation of AIG Life Insurance Company, dated December 31, 1991*

     7.   N/A

     8. Delaware Valley Financial Services, Inc. Administrative Agreement appointing Delaware Valley Financial Services, Inc. by AIG Life Insurance Company and American International Life Assurance Company of New York, dated October 1, 1986.*

     9.   Opinion of Counsel to be filed by a subsequent amendment.

     10.  (i) Consent of Counsel to be filed by a subsequent amendment

          (ii) Consent of Independent Accountants to be filed by a subsequent amendment

     11.  N/A

     12.  N/A

     13.  Performance Data #

     14.  N/A

     15.  Powers of Attorney to be filed by a subsequent amendment.


     * Incorporated by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File No. 33-39171), filed on October 26, 1998.

     # Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File No. 33-39171) filed on May 1, 1993.

Item 25. Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:

Officers:

Name and Principal                  Position and Offices
Business Address                    with  the Company

Michele L. Abruzzo(2)               Director, Sr. Executive Vice President

Edward E. Matthews(1)               Director,  Senior Vice
                                    President - Finance

Jerome T. Muldowney(4)              Director, Sr. Vice President - Domestic
                                    Investments

Robinson Kendall Nottingham(1,3)    Director, Chairman of the Board

Nicholas A. O'Kulich(1)             Director, Vice  Chairman, Treasurer

John R. Skar(3)                     Director, Sr.Vice President Chief Actuary

Gerald W. Wyndorf(2)                Director, Chief Executive Officer, President

Michael Mullin(3)                   Chief Operating Officer, Sr. Vice President

Howard E. Gunton, Jr.(3)            Chief Financial Officer, Sr. Vice President

Jeffrey M. Kestenbaum(2)            Executive Vice President

James A. Bambrick(2)                Senior Vice President

Robert Liguori(3)                   Senior Vice President

Elizabeth M. Tuck(1)                Secretary - Corporate

(1) Business address is: 70 Pine Street, New York, New York 10270
(2) Business address is: 80 Pine Street, New York, New York 10005
(3) Business address is: One Alico Plaza, 600 King Street Wilmington, DE 19801
(4) Business address is: 175 Water Street, New York, New York 10038

Directors:
Name                               Business Address

Michele L. Abruzzo                 American International Life Assurance
                                   Company of New York
                                   80 Pine Street, New York, NY 10005

M.R. Greenberg                     American International Group, Inc.
                                   70 Pine Street
                                   New York, New York 10270

Edward E. Matthews                 American International Group, Inc.
                                   70 Pine Street
                                   New York, New York 10270

Jerome T. Muldowney                AIG Global Investment Corp.
                                   175 Water Street
                                   New York, New York 10038

Robinson Kendall Nottingham        American International Group, Inc.
                                   70 Pine Street
                                   New York, New York 10270
                                           and
                                   One Alico Plaza, 600 King Street
                                   Wilmington, DE 19801

Nicholas A. O'Kulich               American International Group, Inc.
                                   70 Pine Street
                                   New York, New York 10270

John R. Skar                       AIG Life Insurance Company
                                   One Alico Plaza, 600 King Street
                                   Wilmington, DE 19801

Howard I. Smith                    American International Group, Inc.
                                   70 Pine Street
                                   New York, New York 10270

Edmund Sze-Wing Tse                American International Group, Inc.
                                   70 Pine Street
                                   New York, New York 10270

Gerald W. Wyndorf                  American International Group, Inc.
                                   80 Pine Street
                                   New York, New York 10005

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

          Incorporated by reference to the Form 10K, Exhibit 21 filed by American International Group, parent of registrant for year end December 31, 1998.

Item 27.  Number of Contract Owners.

          [This will be provided by a subsequent amendment to this filing.]

Item 28.  Indemnification

          Principal Underwriter's Agreement between AIG Life Insurance Company and American International Fund Distributors, dated August 1, 1988. *

Item 29.  Principal Underwriter

          a. AIG Equity Sales Corp., the principal underwriter for Variable Account A, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of American International Life Assurance Company of New York, an affiliated company.

          b. The following information is provided for each director and officer of the Principal Underwriter:

                  Name and Principal           Positions and Offices
                  Business Address             with Underwriter

                  Michele L. Abruzzo           Director
                  Kevin Clowe                  Director and Vice President
                  Florence Ann Davis           Director and General Counsel
                  Ronald Alan Latz             Director and Vice President
                  Jerome Thomas Muldowney      Director
                  Helen Stefanis               Director and President
                  Philomena Scamardella        Vice President and
                                               Compliance Officer
                  Ken Masiello                 Comptroller
                  Elizabeth M. Tuck            Secretary


         c.       Name of          Net
                  Principal        Underwriting      Compensation
                  Underwriter      Discounts and     on Brokerage
                  Compensation     Commissions       Redemption      Commissions

                  AIG Equity       [to be provided       $0                $0
                  Sales Corp.      by a subequent
                                   amendment to
                                   this filing]

Item 30.  Location of Accounts and Records.

          Kenneth F. Judkowitz, Assistant Vice President of the Company, whose address is 80 Pine Street, New York, NY 10005, maintains physical possession of the accounts, books, or documents of the Variable Account required to be maintained by Section 31 (a) of Investment Act of 1940 and the rules promulgated thereunder.


Item 31.  Management Services.

          Not applicable.

Item 32.  Undertakings

          a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

          b. Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          d. Registrant represents that in connection with 403(b) Plans, it is relying on the November 28, 1988 no-action letter issued by the SEC to the American Council of Life Insurance.

          e.   Registrant   represents   that  Variable   Account  I  meets  the
               definition of a separate account under the federal securities laws.

          f. Registrant represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the company.




                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Exchange Act Rule 485(b)for effectiveness of this registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Wilmington, and State of Delaware on this 28th day of January, 1999


                                             Variable Account I
                                             Registrant


                                             By:  Kenneth D. Walma
                                             ----------------------
                                             Kenneth D. Walma,
                                             Assistant Secretary and Associate
                                             General Counsel


                                             By: AIG Life Insurance Company
                                             Depositor

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                          Title                     Date

/s/ Michele L. Abruzzo                  Director            January 28, 1999
-------------------------
Michele L. Abruzzo

/s M.R. Greenberg                       Director            January 28, 1999
-------------------------
M.R. Greenberg

/s/ Edward E. Matthews                  Director            January 28, 1999
--------------------------
Edward E. Matthews

/s/ Jerome T. Muldowney                 Director            January 28, 1999
----------------------------
Jerome T. Muldowney

/s/ Robinson Kendall Nottingham         Director            January 28, 1999
-------------------------------------
Robinson Kendall Nottingham

/s/ Nicholas A. O'Kulich                Director            January 28, 1999
--------------------------
Nicholas A. O'Kulich

/s/ John R. Skar                        Director            January 28, 1999
-------------------------
John R. Skar

/s/ Howard I. Smith                     Director            January 28, 1999
-------------------------
Howard I. Smith

/s/ Edmund Sze-Wing Tse                 Director            January 28, 1999
----------------------------
Edmund Sze-Wing Tse

/s/ Gerald W. Wyndorf                   Director            January 28, 1999
-------------------------
Gerald W. Wyndorf

                                                  By: /s/ Kenneth D. Walma
                                                  -----------------------------
                                                     Kenneth D. Walma,
                                                     Attorney in Fact